Business Acquisition and Contingent Consideration - Schedule of Contingent Consideration Obligation (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Business Acquisition, Contingent Consideration [Line Items]
Beginning Balance	$ 831,632	$ 409,861	$ 180,597
Less: payments			(309,133)
Ending Balance	1,257,995	831,632	409,861
Beginning Balance	1,031,179	1,172,654	890,020
Change in fair market value	154,137	280,296	705,355
Change in fair market value	(272,226)	(141,475)	282,634
Ending Balance	758,953	1,031,179	1,172,654
Beginning Balance	1,862,811	1,582,515	1,070,617
Payment of contingent consideration			(309,133)
Change in fair market value	154,137		821,031
Ending Balance	2,016,948	1,862,811	1,582,515
Accounts Payable [Member]
Business Acquisition, Contingent Consideration [Line Items]
Change in fair market value	$ 426,363	$ 421,771	$ 538,397